Lease liabilities - Summary of lease liabilities and discount rates (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 666	$ 566	$ 542	$ 551
0 to 1 year [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 87	$ 39	$ 32
Effective average monthly rate used	1.55%	1.07%	0.80%
1 to 2 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 142	$ 198	$ 116
Effective average monthly rate used	1.17%	1.54%	1.03%
2 to 3 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 210	$ 144	$ 150
Effective average monthly rate used	1.02%	1.23%	1.15%
3 to 4 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 46	$ 81	$ 109
Effective average monthly rate used	0.97%	1.28%	1.25%
4 to 5 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 118	$ 43	$ 42
Effective average monthly rate used	0.90%	0.95%	0.96%
5 to 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 38	$ 45	$ 86
Effective average monthly rate used	0.81%	0.79%	0.89%
More than 9 years [member]
Disclosure of quantitative information about lease liabilities [line Items]
Lease liabilities	$ 25	$ 16	$ 7
Effective average monthly rate used	0.75%	0.82%	0.80%